Document and Entity Information	12 Months Ended
Dec. 31, 2018 shares
Document Information
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2018
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	FY
Entity Registrant Name	Phoenix New Media Ltd
Entity Central Index Key	0001509646
Current Fiscal Year End Date	--12-31
Entity Filer Category	Accelerated Filer
Entity Emerging Growth Company	false
Entity Shell Company	false
Entity Current Reporting Status	Yes
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Class A ordinary shares
Document Information
Entity Common Stock, Shares Outstanding	264,824,592
Class B ordinary shares
Document Information
Entity Common Stock, Shares Outstanding	317,325,360